INCOME TAXES	12 Months Ended
Dec. 31, 2013
INCOME TAXES [Abstract]
INCOME TAXES
NOTE 9:-          INCOME TAXES

The Company's subsidiaries are separately taxed under the domestic tax laws of the jurisdiction of incorporation of each entity.

a.	Corporate tax in Israel:

In July 2009, the Knesset passed the Law for Economic Efficiency (Amended Legislation for Implementing the Economic Plan for 2009 and 2010), 2009, which prescribed, among others, an additional gradual reduction in the rates of the Israeli corporate tax and real capital gains tax starting 2011. The tax rate in effect for 2010 and 2011 was 25% and 24%, respectively.

Recently, the Law for Change in the Tax Burden (Legislative Amendments) (Taxes), 5772-2011, (the "Tax Burden Law 2011"), was published by the Government of Israel. The Tax Burden Law 2011 cancelled the scheduled progressive reduction of the corporate tax rate that was approved in 2009 and instead set the corporate tax rate at 25% from 2012 and thereafter.

On July 30, 2013, the Israeli Parliament (the Knesset) approved the second and third readings of the Economic Plan for 2013-2014 ("Amended Budget Law") which consists, among others, of fiscal changes whose main aim is to enhance long-term collection of taxes.

These changes include, among others, raising the Israeli corporate tax rate from 25% to 26.5%, cancelling the lowering of the tax rates applicable to preferred enterprises (9% in development area A and 16% in other areas), taxing revaluation gains and increasing the tax rates on dividends within the scope of the Law for the Encouragement of Capital Investments to 20% effective from January 1, 2014.

The change in tax rates did not affect the deferred tax balances.

b.	Income (loss) before taxes on income is comprised as follows:

	Year ended December 31,
	2011	2012	2013

Domestic	$(22,758)	$(15,652)	$(31,555)
Foreign	230	1,176	4,407

Loss before taxes on income	$(22,528)	$(14,476)	$(27,148)

c.	Deferred income taxes:

Deferred taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts recorded for tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows:

	Year ended December 31,
	2012	2013
Deferred tax assets:

Net operating loss carry-forwards	$9,276	$14,083
Capital losses carry-forwards	48	52
Research and development expenses	3,738	5,856
Tax credit carry-forwards	115	148
Other	304	740

Deferred tax assets before valuation allowance	13,481	20,879

Valuation allowance	(13,366)	(20,678)

Deferred tax asset	$115	$201

Deferred tax liabilities:

Fixed assets	$56	$126

Deferred tax liabilities	$56	$126

The Company has provided valuation allowances in respect of certain deferred tax assets resulting from tax loss carry-forwards and other reserves and allowances due to its history of losses and uncertainty concerning realization of these deferred tax assets. In addition, a deferred tax liability has been established to reflect the Company's tax depreciation of property and equipment, net which differs from depreciation recorded in the consolidated financial statements.

d.	Income taxes are comprised as follows:

	Year ended December 31,
	2011	2012	2013

Current	$226	$567	$1,588
Deferred	(14)	(71)	(16)

	$212	$496	$1,572

	Year ended December 31,
	2011	2012	2013

Domestic	$63	$105	$321
Foreign	149	391	1,251

	$212	$496	$1,572

e.	A reconciliation of the Company's theoretical income tax expense to actual income tax expense as follows:

	Year ended December 31,
	2011	2012	2013

Loss before taxes on income	$(22,528)	$(14,476)	$(27,148)

Statutory tax rate	24%	25%	25%

Theoretical income tax expense	(5,407)	(3,619)	(6,787)

Utilization of tax losses and deferred taxes for which valuation allowance was provided, net	4,721	3,558	7,312
Deferred taxes on losses for which valuation allowance was provided, net	(416)	(146)	(2,075)
Non-deductible option expenses	1,127	238	1,899
Non-deductible expenses	73	46	94
Tax adjustment in respect of different tax rate of foreign subsidiary	223	305	975
Taxes in respect of prior years	(74)	-	-
Other	(35)	114	154

Income tax expense	$212	$496	$1,572

f.	Net operating loss carry-forwards

As of December 31, 2013, the Company had carry-forward operating and capital tax losses totaling approximately $ 55,440 and $ 210, respectively, out of which approximately $ 54,050 and $ 210 of losses, respectively were attributed to Israel and can be carried forward indefinitely and $ 1,390 were attributed to the U.S. Subsidiary and can be carried forward up until 2033.

g.	The Law for the Encouragement of Capital Investments, 1959 (the "Law"):

On April 1, 2005, an amendment to the Investment Law came into effect ("the Amendment") and has significantly changed the provisions of the Investment Law. The Amendment limits the scope of enterprises which may be approved by the Investment Center by setting criteria for the approval of a facility as an Approved Enterprise, such as provisions generally requiring that at least 25% of the Approved Enterprise's income will be derived from export. Additionally, the Amendment enacted major changes in the manner in which tax benefits are awarded under the Investment Law so that companies no longer require Investment Center approval in order to qualify for tax benefits.

According to the law, the Company is entitled to various tax benefits by virtue of the "Beneficiary Enterprise" status granted to part of its enterprises, defined by this law.

During 2010, the Company had applied by Tax Pre-ruling to the Israeli Tax Authorities ("ITA") to receive "Beneficiary Enterprise" status and elect 2009 as year of election. During 2011, the Company received a tax decision from the ITA that approves its request for "Beneficiary Enterprise" status and the Company elect 2009 as its year of election. Under the Investment Law and its Amendment and according to the tax decision, the Company is entitled to various tax benefits, defined by this law, under the "Alternative Benefits" track as a Beneficiary Enterprise.

Pursuant to the beneficiary program, the Company is entitled to a tax benefit period of seven to ten years on income derived from this program as follows: the Company is fully tax exempted for a period of the first two years and for the remaining five to eight subsequent years is subject to tax at a rate of 10% - 25% (based on the percentage of foreign ownership of the Company).

The benefit period begins in the year in which taxable income is first earned, limited to 12 years from the year of election.

If dividends are distributed out of tax exempt profits, the Company will then become liable for tax at the rate applicable to its profits from the Beneficiary enterprise in the year in which the income was earned, as if it had not chosen the alternative track of benefits.

The dividend recipient is subject to withholding tax at the rate of 15% applicable to dividends from Beneficiary enterprises, if the dividend is distributed during the tax benefits period or within twelve years thereafter. This limitation does not apply to a foreign investors' company. The Company currently has no plans to distribute dividends and intends to retain future earnings to finance the development of its business.

The above benefits are conditioned upon the fulfillment of the conditions stipulated by the law and regulations published thereunder. In the event of failure to comply with these conditions, the benefits may be canceled and the Company may be required to refund the amount of the benefits, in whole or in part, including interest and linked to changes in the Israeli CPI.

Management believes that the Company will meet the aforementioned conditions by the year of the elected operations.

As a result of the amendment, tax-exempt income generated under the provisions of the new law will subject the Company to taxes upon distribution or liquidation and the Company may be required to record a deferred tax liability with respect to such tax-exempt income.

Through December 31, 2013, the Company had not generated income under the provision of the new law.

In December 2010, the Israeli Parliament passed the Law for Economic Policy for 2011 and 2012 (Amended Legislation), 2011, which prescribes, among other things, amendments to the Investment Law, effective as of January 1, 2011. According to the amendment, the benefit tracks under the Investment Law were modified and a uniform tax rate will apply to all of the income of an approved or beneficiary enterprise. Companies may elect to irrevocably implement the amendment (while waiving benefits provided under the Investment Law as currently in effect) and subsequently would be subject to the amended tax rates that are: 2011 and 2012 - 15%, 2013 and 2014 - 12.5% and in 2015 and thereafter - 12%.

Under the transition provisions of the new legislation, the Company may decide to irrevocably implement the new law while waiving benefits provided under the current law or to remain subject to the current law.

The Company does not currently intend to implement the amendment, and intends to continue to comply with the Investment Law as in effect prior to enactment of the amendment.

h.	Tax assessments:

The Company and its subsidiaries did not have any final tax assessments as of December 31, 2013.